Note 10 - Property and Equipment, Net (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2009 USD ($)
Note 10 - Property and Equipment, Net (Details) [Line Items]
Depreciation			$ 1,730,000	$ 2,548,000	$ 3,464,000
Real Estate Investment Property, at Cost						$ 8,918,000
Deferred Gain on Sale of Property					129,000
Gain (Loss) on Disposition of Property Plant Equipment			738,000	428,000	$ 106,000
Intelligent Power Group [Member]
Note 10 - Property and Equipment, Net (Details) [Line Items]
Asset Impairment Charges				24,000
Building [Member]
Note 10 - Property and Equipment, Net (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ 106,000	$ 767,000	$ 458,000
Number of Property, Plant and Equipment Units Leased to Others	3
Number of Property, Plant and Equipment Units Sold to Others		5